Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Capital Lease Obligations [Abstract]
Schedule Of Future Minimum Lease Payments For Capital Leases [Table Text Block]
Future minimum lease payments under these leases are as follows:

	April 30,	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

Year ended April 30, 2012	306	-	-	-
Year ended December 31, 2013	-	-	-	-
	306	-	-	-
Less: Imputed interest	3	-	-	-
	303	-	-	-
Less: Current portion of capital lease obligations	303	-	-	-
Non-current portion of capital lease obligations	-	-	-	-